Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total revenues	$ 364,012	$ 365,704	$ 324,253
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	363,262	365,395	324,188
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 750	$ 309	$ 65